Transactions with related parties, textuals (Details) - USD ($) $ in Thousands	2 Months Ended	12 Months Ended
	Mar. 01, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Due to related parties, current		$ 8	$ 4
Altair Travel Agency S.A [Member]
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction		428	554	$ 672
Due to related parties, current		8	4
Steamship Shipbroking Enterprises Inc. [Member]
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction		2,100	2,145	$ 2,100
Due from related parties, current		0	0
Due to related parties, current		0	0
Accrued bonus		$ 420	$ 465
Steamship Shipbroking Enterprises Inc. [Member] | Contract Termination [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Gain (Loss) on Contract Termination	$ 0